Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Revenue by Geographic Region	The following presents the revenue by geographic region:
	2023	2022
United States	$74,439,470	$37,412,270
Canada	1,042,983	502,221
Other	5,480,998	1,469,793
	$80,963,451	$39,384,284

Schedule of Long-Lived Assets	The Company tracks assets by physical location. Long-lived assets consists of property and equipment, net, and are shown below:
	2023	2022
United States	$19,334,231	$8,401,351
Canada	355,756	442,881
	$19,689,987	$8,844,232